Income Tax (Movements in Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	¥ 103,091	¥ 71,045
Recognized in income statement	16,216	32,046
Balance at 31 December	119,307	103,091
Impairment for bad and doubtful debts and provision for inventories and payroll payables [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	20,873	19,792
Recognized in income statement	3,634	1,081
Balance at 31 December	24,507	20,873
Provision for impairment losses in fixed assets, construction in progress [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	173,776	137,908
Recognized in income statement	29,212	35,868
Balance at 31 December	202,988	173,776
Difference in depreciation [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(99,076)	(91,321)
Recognized in income statement	(16,419)	(7,755)
Balance at 31 December	(115,495)	(99,076)
Capitalisation of borrowing costs [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(6,600)	(8,701)
Recognized in income statement	2,933	2,101
Balance at 31 December	(3,667)	(6,600)
Tax losses carried forward [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	0	2,875
Recognized in income statement		(2,875)
Balance at 31 December		0
Share option [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	10,176	5,675
Recognized in income statement	(6,360)	4,501
Balance at 31 December	3,816	10,176
Others [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	3,942	4,817
Recognized in income statement	3,216	(875)
Balance at 31 December	¥ 7,158	¥ 3,942